Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 08, 2012
Registrant Name	dei_EntityRegistrantName	Forward Funds
Central Index Key	dei_EntityCentralIndexKey	0000889188
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2012
Prospectus Date	rr_ProspectusDate	Sep. 30, 2011
Supplement [Text Block]	ff889188_SupplementTextBlock

FORWARD FUNDS

Supplement dated March 8, 2012

to the

Forward Global Credit Long/Short Fund Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and Forward Global Credit Long/Short Fund Class C and Class M Prospectus (the “Load Prospectus,” and together with the No-Load Prospectus, the “Prospectuses”)

each dated September 30, 2011, as supplemented

Change to Fundamental Investment Restriction with Respect to Diversification of Investments

In a Unanimous Written Consent to Action in Lieu of a Meeting of the Board of Trustees dated February 15, 2012, the Board of Trustees (the “Board”) of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”), unanimously approved, on behalf of the Forward Global Credit Long/Short Fund (the “Fund”), a change to the Fund’s policy regarding the diversification of the Fund’s investments in order for the Fund to operate as a non-diversified investment company, subject to approval by the shareholders of the Fund. Pursuant to the written consent of a majority of holders of shares of the Fund as of February 15, 2012 (the record date set by the Board for determining shareholders entitled to execute the consent), the change was approved, effective as of May 1, 2012.

Accordingly, effective May 1, 2012, the Fund will operate as a non-diversified investment company, which means that it may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified company.

Changes to Principal Investment Strategy

Effective May 1, 2012, the first sentence of the section titled “Principal Investment Strategy” on page 1 of the Prospectuses shall be replaced to read as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a portfolio of fixed income securities.

Additionally, effective May 1, 2012, the following sentence shall be added at the end of the first paragraph of the section titled “Principal Investment Strategy” on page 1 of the Prospectuses:

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Addition of Principal Risks

Effective May 1, 2012, the following principal risk shall be added to the section titled “Principal Risks” on page 2 of the Prospectuses:

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Forward Global Credit Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff889188_SupplementTextBlock

FORWARD FUNDS

Supplement dated March 8, 2012

to the

Forward Global Credit Long/Short Fund Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and Forward Global Credit Long/Short Fund Class C and Class M Prospectus (the “Load Prospectus,” and together with the No-Load Prospectus, the “Prospectuses”)

each dated September 30, 2011, as supplemented

Change to Fundamental Investment Restriction with Respect to Diversification of Investments

In a Unanimous Written Consent to Action in Lieu of a Meeting of the Board of Trustees dated February 15, 2012, the Board of Trustees (the “Board”) of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”), unanimously approved, on behalf of the Forward Global Credit Long/Short Fund (the “Fund”), a change to the Fund’s policy regarding the diversification of the Fund’s investments in order for the Fund to operate as a non-diversified investment company, subject to approval by the shareholders of the Fund. Pursuant to the written consent of a majority of holders of shares of the Fund as of February 15, 2012 (the record date set by the Board for determining shareholders entitled to execute the consent), the change was approved, effective as of May 1, 2012.

Accordingly, effective May 1, 2012, the Fund will operate as a non-diversified investment company, which means that it may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified company.

Changes to Principal Investment Strategy

Effective May 1, 2012, the first sentence of the section titled “Principal Investment Strategy” on page 1 of the Prospectuses shall be replaced to read as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a portfolio of fixed income securities.

Additionally, effective May 1, 2012, the following sentence shall be added at the end of the first paragraph of the section titled “Principal Investment Strategy” on page 1 of the Prospectuses:

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Addition of Principal Risks

Effective May 1, 2012, the following principal risk shall be added to the section titled “Principal Risks” on page 2 of the Prospectuses:

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE